                                     Rule 497(e) File Nos. 33-5819 and 811-5034

Supplement

DATED JULY 14, 2000 TO
PROSPECTUS DATED MAY 1, 2000

CITIFUNDS(R) NATIONAL TAX FREE INCOME PORTFOLIO

Effective Friday, July 14, 2000, the front-end sales charge on Class A shares of the Fund will be waived. As of that date, Class B shares will no longer be offered. Class B shares will be converted to Class A shares without imposition of any contingent deferred sales charge.

In addition, effective September 11, 2000, exchanges into CitiFunds previously available for exchange will no longer be allowed. You will, however, have the opportunity to exchange your Fund shares at any time after that date for shares of any Smith Barney fund made available by your Service Agent. No sales charge will be imposed on those exchanges.

                                     Rule 497(e) File Nos. 33-5819 and 811-5034

Supplement

DATED JULY 14, 2000 TO
PROSPECTUS DATED MAY 1, 2000

CITIFUNDS(R) NEW YORK TAX FREE INCOME PORTFOLIO

Effective Friday, July 14, 2000, the front-end sales charge on Class A shares of the Fund will be waived. As of that date, Class B shares will no longer be offered. Class B shares will be converted to Class A shares without imposition of any contingent deferred sales charge.

In addition, effective September 11, 2000, exchanges into CitiFunds previously available for exchange will no longer be allowed. You will, however, have the opportunity to exchange your Fund shares at any time after that date for shares of any Smith Barney fund made available by your Service Agent. No sales charge will be imposed on those exchanges.

                                     Rule 497(e) File Nos. 33-5819 and 811-5034

Supplement

DATED JULY 14, 2000 TO
PROSPECTUS DATED MAY 1, 2000

CITIFUNDS(R) CALIFORNIA TAX FREE INCOME PORTFOLIO

Effective Friday, July 14, 2000, the front-end sales charge on Class A shares of the Fund will be waived. As of that date, Class B shares will no longer be offered. Class B shares will be converted to Class A shares without imposition of any contingent deferred sales charge.

In addition, effective September 11, 2000, exchanges into CitiFunds previously available for exchange will no longer be allowed. You will, however, have the opportunity to exchange your Fund shares at any time after that date for shares of any Smith Barney fund made available by your Service Agent. No sales charge will be imposed on those exchanges.